UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21063
                                                     ---------

                         BACAP Opportunity Strategy, LLC
        ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             101 South Tryon Street
                               Charlotte, NC 28255
        ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        National Corporate Research, Ltd.
                            615 South DuPont Highway
                                 Dover, DE 19901
        ------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 646-313-8796
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                   Date of reporting period: December 31, 2004
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED] BACAP Opportunity
                      Strategy, LLC



FINANCIAL STATEMENTS

WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FOR THE YEAR ENDED DECEMBER 31, 2004

                         BACAP OPPORTUNITY STRATEGY, LLC

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2004







                                    CONTENTS





Report of Independent Registered Public Accounting Firm ....................   1
Statement of Assets, Liabilities and Members' Capital ......................   2
Schedule of Investments.....................................................   3
Schedule of Securities Sold, Not Yet Purchased..............................   9
Statement of Operations.....................................................  12
Statement of Changes in Members' Capital - Net Assets.......................  13
Financial Highlights........................................................  14
Notes to Financial Statements...............................................  15
Fund Governance (unaudited) ................................................  23

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Managers and Members of BACAP Opportunity Strategy, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedules of investments and securities sold, not yet purchased, and the related statements of operations and of changes in members' capital - net assets and the financial highlights present fairly, in all material respects, the financial position of BACAP Opportunity Strategy, LLC (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its members' capital - net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 22, 2005

BACAP OPPORTUNITY STRATEGY, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004
                                                                (IN THOUSANDS)

ASSETS

Investments in securities, at market value (cost - $56,752)         $ 62,213
Cash and cash equivalents                                              2,028
Deposit with Prime Broker for securities sold, not yet
   purchased                                                          19,528
Receivable for investment securities sold                             11,563
Receivable from investment advisor                                        71
Prepaid insurance                                                         79
Interest receivable                                                       33
Dividend receivable                                                        8
                                                                    ---------

       TOTAL ASSETS                                                   95,523
                                                                    ---------

LIABILITIES

Securities sold, not yet purchased, at market value
   (proceeds - $16,829)                                               16,632
Payable for investment securities purchased                           10,814
Withdrawals payable                                                   13,715
Management fee payable                                                    56
Dividends payable on securities sold, not yet purchased                    5
Legal fee payable                                                         41
Accounting and investor services fees payable                             48
Custody fee payable                                                       14
Audit fee payable                                                         56
Tax preparation fees payable                                              65
Compliance officer fees payable                                            1
Accrued expenses                                                          22
                                                                    ---------

       TOTAL LIABILITIES                                              41,469
                                                                    ---------

NET ASSETS                                                          $ 54,054
                                                                    =========


MEMBERS' CAPITAL

Represented by:
Paid in capital                                                     $ 48,396
Net unrealized appreciation on investments and
    securities sold, not yet purchased                                 5,658
                                                                    ---------

MEMBERS' CAPITAL                                                    $ 54,054
                                                                    =========

   The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
                                                                 MARKET VALUE
  SHARES                                                        (IN THOUSANDS)

            COMMON STOCK - 114.67%

            APPAREL MANUFACTURERS - 1.22%
  15,530    Polo Ralph Lauren Corp.                                    $   662
                                                                       -------

            APPLICATIONS SOFTWARE - 3.38%
  57,480    Microsoft Corp.                                 (a)          1,535
  27,600    Siebel Systems, Inc.*                                          290
                                                                       -------
                                                                         1,825
                                                                       -------

            CASINO SERVICES - 3.26%
  22,430    International Game Technology                                  771
  41,526    Scientific Games Corp., Class A*                (a)            990
                                                                       -------
                                                                         1,761
                                                                       -------

            CHEMICALS - SPECIALTY - 1.63%
  25,040    Ecolab, Inc.                                                   880
                                                                       -------

            COMMERCIAL SERVICES - FINANCE - 1.27%
  13,810    iPayment, Inc.*                                                684
                                                                       -------

            COMMUNICATIONS SOFTWARE - 1.11%
  21,866    InPhonic, Inc.*                                                601
                                                                       -------

            COMPUTERS - 6.70%
  39,520    Dell, Inc.*                                     (a)          1,665
  15,740    International Business Machines Corp.           (a)          1,552
   4,900    Research In Motion Ltd.*                                       404
                                                                       -------
                                                                         3,621
                                                                       -------

            COMPUTERS - INTEGRATED SYSTEMS - 1.15%
  11,170    Diebold, Inc.                                                  623
                                                                       -------

            COMPUTERS - MEMORY DEVICES - 0.93%
  33,610    EMC Corp./Massachusetts*                        (b)            500
                                                                       -------

            DATA PROCESSING / MANAGEMENT - 1.76%
  33,240    Veritas Software Corp.*                                        949
                                                                       -------

            DIALYSIS CENTERS - 1.14%
  15,530    DaVita, Inc.*                                                  614
                                                                       -------

            E-COMMERCE / SERVICES - 1.37%
  16,130    Ctrip.com International, Ltd. - Sponsored ADR*                 742
                                                                       -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
                                                                 MARKET VALUE
  SHARES                                                        (IN THOUSANDS)

            COMMON STOCK (CONTINUED)

            ELECTRONIC COMPONENTS - SEMICONDUCTORS - 21.67%
  24,150    Advanced Micro Devices, Inc.*                              $   532
 272,770    ARM Holdings, Plc - Sponsored ADR               (a)          1,683
  77,422    ATI Technologies, Inc.*                         (a)          1,501
  40,270    Broadcom Corp., Class A*                        (a)          1,300
  46,720    Intel Corp.                                     (a)          1,093
  80,968    Monolithic Power Systems, Inc.*                                753
  74,780    Nvidia Corp.*                                   (a)          1,762
  76,640    PMC-Sierra, Inc.*                                              862
  30,240    Texas Instruments, Inc.                                        744
  50,010    Xilinx, Inc.                                    (a)          1,483
                                                                       -------
                                                                        11,713
                                                                       -------

            ELECTRONIC FORMS - 1.86%
  16,040    Adobe Systems, Inc.                                          1,006
                                                                       -------

            ENTERPRISE SOFTWARE / SERVICES - 4.53%
  53,520    BEA Systems, Inc.*                              (a)            474
  39,083    Novell, Inc.*                                   (a)            264
 124,590    Oracle Corp.*                                   (a)          1,709
                                                                       -------
                                                                         2,447
                                                                       -------

            FINANCE-OTHER SERVICE - 0.80%
  25,474    MarketAxess Holdings, Inc.*                                    433
                                                                       -------

            GAMBLING (NON-HOTEL) - 0.15%
  16,260    Youbet.com, Inc.*                                               82
                                                                       -------

            HUMAN RESOURCES - 1.21%
  12,080    Resources Connection, Inc.*                                    656
                                                                       -------

            INTERNET CONTENT - ENTERTAINMENT - 0.05%
   3,450    Alloy, Inc.*                                                    28
                                                                       -------

            INTERNET INFRASTRUCTURE SOFTWARE - 1.09%
  38,190    Openwave Systems, Inc.*                                        590
                                                                       -------

            INTERNET SECURITY - 2.60%
  41,910    VeriSign, Inc.*                                 (a)          1,405
                                                                       -------

            LINEN SUPPLY & RELATED ITEMS - 1.26%
  15,530    Cintas Corp.                                                   681
                                                                       -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
                                                                 MARKET VALUE
  SHARES                                                        (IN THOUSANDS)

            COMMON STOCK (CONTINUED)

            MEDICAL - BIOMEDICAL / GENETICS - 1.49%
  13,870    Genzyme Corp.*                                  (a)        $   805
                                                                       -------

            MEDICAL - DRUGS - 1.73%
  50,770    Angiotech Pharmaceuticals, Inc.*                (a)            937
                                                                       -------

            MEDICAL - HMO - 1.17%
   5,520    WellPoint, Inc.*                                               635
                                                                       -------

            MEDICAL LABS & TESTING SERVICE - 0.98%
   5,520    Quest Diagnostics, Inc.                                        527
                                                                       -------

            MOTION PICTURES & SERVICES - 2.62%
  37,813    Dreamworks Animation SKG, Class A*              (a)          1,418
                                                                       -------

            NETWORKING PRODUCTS - 1.18%
  23,370    Juniper Networks, Inc.*                         (a)            635
                                                                       -------

            RACETRACKS - 2.26%
  23,090    International Speedway Corp., Class A           (a)          1,219
                                                                       -------

            REAL ESTATE MANAGEMENT / SERVICES - 0.82%
  29,540    Housevalues, Inc.*                                             444
                                                                       -------

            RESORTS/THEME PARKS - 0.96%
  23,180    Great Wolf Resorts, Inc.*                                      518
                                                                       -------

            RETAIL - MAIL ORDER - 0.83%
  12,840    Williams-Sonoma, Inc.*                          (a)            450
                                                                       -------

            RETAIL - MAJOR DEPARTMENT STORE - 2.38%
  25,200    Sears Roebuck & Co.                                          1,286
                                                                       -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
                                                                 MARKET VALUE
  SHARES                                                        (IN THOUSANDS)

            COMMON STOCK (CONTINUED)

            SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 10.59%
  43,570    Analog Devices, Inc.                            (a)        $ 1,609
  37,640    Linear Technology Corp.                         (a)          1,459
  32,592    Marvell Technology Group, Ltd.*                 (a)          1,156
  11,810    Maxim Integrated Products, Inc.                 (a)            501
 117,831    Taiwan Semiconductor Manufacturing Co., Ltd. -
              Sponsored ADR                                 (a)          1,000
                                                                       -------
                                                                         5,725
                                                                       -------

            SEMICONDUCTOR EQUIPMENT - 10.55%
  58,110    Applied Materials, Inc.*                                       994
  50,580    Formfactor, Inc.*                               (a)          1,373
  30,610    Kla-Tencor Corp.*                               (a)          1,426
  10,350    Novellus Systems, Inc.*                                        288
  43,559    Tessera Technologies, Inc.*                     (a)          1,621
                                                                       -------
                                                                         5,702
                                                                       -------

            TELECOMMUNICATION EQUIPMENT - 6.48%
  27,600    Alcatel SA - Sponsored ADR                      (b)            432
  37,800    Andrew Corp.*                                                  515
  44,220    Comverse Technology, Inc.*                      (a)          1,081
 152,380    Lucent Technologies, Inc.*                                     573
  42,120    Sonus Networks, Inc.*                                          241
  32,170    Tekelec*                                                       658
                                                                       -------
                                                                         3,500
                                                                       -------

            TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 1.17%
  53,820    Corning, Inc.*                                  (a)            633
                                                                       -------

            TELEPHONE - INTEGRATED - 1.64%
  33,173    China Netcom Group Corp. (Hong Kong),
              Ltd. - Sponsored ADR*                                        888
                                                                       -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
                                                                 MARKET VALUE
  SHARES                                                        (IN THOUSANDS)

            COMMON STOCK (CONTINUED)

            WEB PORTALS / ISP - 3.28%
   7,363    Google, Inc., Class A*                          (a)        $ 1,422
  10,977    Sina Corp.*                                                    352
                                                                       -------
                                                                         1,774
                                                                       -------

            WIRELESS EQUIPMENT - 4.40%
  20,700    Motorola, Inc.                                                 356
  41,260    Qualcomm, Inc.                                  (a)          1,749
  40,330    RF Micro Devices, Inc.*                                        276
                                                                       -------
                                                                         2,381
                                                                       -------

            TOTAL COMMON STOCK (COST $56,498)                          $61,980
                                                                       -------


CONTRACTS

            PURCHASED OPTIONS - 0.43%

            CALL OPTIONS - 0.43%

            COMPUTERS - MEMORY DEVICES - 0.25%
     608    EMC Corp./Massachusetts, 1/22/05, $14.00*                       64
     676    Sandisk Corp., 1/22/05, $25.00*                                 74
                                                                       -------
                                                                           138
                                                                       -------

            ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.01%
     326    Flextronics International, Ltd. 1/22/05, $15.00*                 5
                                                                       -------

            ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.03%
     473    QLogic Corp.,1/22/05, $40.00*                                   14
                                                                       -------

            TELECOMMUNICATION EQUIPMENT - 0.14%
     505    Alcatel SA-Sponsored ADR, 3/19/05, $15.00                       76
                                                                       -------


  The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
                                                                  MARKET VALUE
CONTRACTS                                                        (IN THOUSANDS)

            PURCHASED OPTIONS (CONTINUED)

            TOTAL CALL OPTIONS (COST $254)                             $   233
                                                                       -------

            TOTAL PURCHASED OPTIONS (COST $254)                        $   233
                                                                       -------

            TOTAL INVESTMENTS (COST $56,752) - 115.10%                 $62,213
                                                                       -------

            OTHER ASSETS, LESS LIABILITIES - (15.10%) **                (8,159)
                                                                       -------

            NET ASSETS - 100.00%                                       $54,054
                                                                       =======

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)   Security held in connection with an open put or call option contract.
*     Non-income producing security.
** Includes $2,027,586 invested in a PNC BANK Money Market Deposit Account which is 3.75% of net assets.
ADR   American Depositary Receipt

  The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------


                                                               DECEMBER 31, 2004
                                                                  MARKET VALUE
 SHARES                                                          (IN THOUSANDS)

            SECURITIES SOLD, NOT YET PURCHASED - (30.77%)

            APPLICATIONS SOFTWARE - (0.94%)
  11,520    Intuit, Inc.                                               $  (507)
                                                                       -------

            BEVERAGES NON - ALCOHOLIC - (1.00%)
  19,940    Pepsi Bottling Group, Inc.                                    (539)
                                                                       -------

            CABLE TELEVISION - (1.26%)
  40,820    The DIRECTV Group, Inc.                                       (683)
                                                                       -------

            CAPACITORS - (0.32%)
  19,500    Kemet Corp.                                                   (175)
                                                                       -------

            CHEMICALS - DIVERSIFIED - (0.33%)
   3,660    FMC Corp.                                                     (177)
                                                                       -------

            CHEMICALS - SPECIALTY - (0.40%)
   5,430    Cabot Microelectronics Corp.                                  (217)
                                                                       -------

            COMPUTERS - INTEGRATED SYSTEMS - (0.41%)
   8,130    National Instruments Corp.                                    (222)
                                                                       -------

            COMPUTERS - MEMORY DEVICES - (0.86%)
  14,680    Imation Corp.                                                 (467)
                                                                       -------

            DATA PROCESSING / MANAGEMENT - (0.71%)
   9,020    First Data Corp.                                              (384)
                                                                       -------

            ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.50%)
  21,350    AVX Corp.                                                     (269)
                                                                       -------

            ELECTRONIC COMPONENTS - SEMICONDUCTORS - (4.84%)
  13,580    Fairchild Semiconductor International, Inc.                   (221)
   6,520    Infineon Technologies AG - Sponsored ADR                       (71)
  26,140    Microchip Technology, Inc.                                    (697)
  64,520    Micron Technology, Inc.                                       (797)
   2,600    Silicon Laboratories, Inc.                                     (91)
  38,200    STMicroelectronics N.V. - NY Shares                           (738)
                                                                       -------
                                                                        (2,615)
                                                                       -------

            ELECTRONIC MEASURING INSTRUMENTS - (0.80%)
  14,290    Tektronix, Inc.                                               (432)
                                                                       -------

  The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------


                                                               DECEMBER 31, 2004
                                                                  MARKET VALUE
 SHARES                                                          (IN THOUSANDS)

            SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

            ELECTRONIC PARTS DISTRIBUTION - (1.70%)
  20,450    Arrow Electronics, Inc.                                    $  (497)
  23,170    Avnet, Inc.                                                   (423)
                                                                       -------
                                                                          (920)
                                                                       -------

            ELECTRONIC PRODUCTS - MISCELLANEOUS - (0.91%)
  16,410    Molex, Inc.                                                   (492)
                                                                       -------

            ENTERPRISE SOFTWARE / SERVICES - (1.07%)
  18,690    Computer Associates International, Inc.                       (580)
                                                                       -------

            FOOD - WHOLESALE / DISTRIBUTION - (1.08%)
  15,340    Sysco Corp.                                                   (586)
                                                                       -------

            HEALTH CARE COST CONTAINMENT - (0.92%)
  15,770    McKesson Corp.                                                (496)
                                                                       -------

            INTERNET SECURITY - (0.27%)
   7,170    RSA Security, Inc.                                            (144)
                                                                       -------

            MEDICAL - BIOMEDICAL / GENETICS - (0.64%)
   9,430    Affymetrix, Inc.                                              (345)
                                                                       -------

            MEDICAL - HOSPITALS - (1.03%)
  13,890    HCA, Inc.                                                     (555)
                                                                       -------

            MEDICAL - WHOLESALE DRUG DISTRIBUTION - (1.13%)
  10,360    AmerisourceBergen Corp.                                       (608)
                                                                       -------

            MEDICAL INSTRUMENTS - (0.40%)
   3,410    Ventana Medical Systems, Inc.                                 (218)
                                                                       -------

            OFFICE SUPPLIES & FORMS - (0.90%)
   8,150    Avery Dennison Corp.                                          (489)
                                                                       -------

  The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------


                                                               DECEMBER 31, 2004
                                                                  MARKET VALUE
 SHARES                                                          (IN THOUSANDS)

            SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

            PUBLISHING - NEWSPAPERS - (1.67%)
   9,900    Dow Jones & Co., Inc.                                     $   (426)
  11,630    New York Times Co., Class A                                   (475)
                                                                      --------
                                                                          (901)
                                                                      --------

            SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (2.81%)
  10,560    Integrated Circuit Systems, Inc.                              (221)
  34,430    Micrel, Inc.                                                  (379)
  24,890    Power Integrations, Inc.                                      (492)
  39,740    Semiconductor Manufacturing International
              Corp. -  Sponsored ADR                                     (428)
                                                                      --------
                                                                        (1,520)
                                                                      --------

            SEMICONDUCTOR EQUIPMENT - (1.00%)
  23,920    ATMI, Inc.                                                    (539)
                                                                      --------

            TELEPHONE - INTEGRATED - (2.87%)
  19,400    BellSouth Corp.                                               (539)
  23,790    SBC Communications, Inc.                                      (613)
   5,200    Telephone & Data Systems, Inc.                                (400)
                                                                      --------
                                                                        (1,552)
                                                                      --------

            TOTAL SECURITIES SOLD, NOT YET PURCHASED
              (PROCEEDS $16,829)                                      $(16,632)
                                                                      ========

  The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 2004
                                                                 (IN THOUSANDS)
                                                              ------------------
INVESTMENT INCOME
    Interest                                                       $   276
    Dividends (net of foreign taxes withheld $8)                       243
                                                                   --------
                                                                       519
                                                                   --------

EXPENSES
    Management fees                                                    619
    Prime broker fees                                                  258
    Dividends on securities sold, not yet purchased                    248
    Legal fees                                                         241
    Accounting and investor servicing fees                             142
    Insurance fees                                                     122
    Custodian fees                                                     107
    Audit fees                                                          65
    Board of Managers' fees and expenses                                38
    Tax preparation fees                                                36
    Registration expense                                                24
    Interest                                                             9
    Compliance officer expense                                           1
    Miscellaneous                                                       32
                                                                   --------
          TOTAL EXPENSES                                             1,942
          LESS: EXPENSE WAIVER                                        (509)
                                                                   --------
          NET EXPENSES                                               1,433
                                                                   --------
NET INVESTMENT LOSS                                                   (914)
                                                                   --------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
          AND SECURITIES SOLD, NOT YET PURCHASED
    NET REALIZED LOSS FROM:
       Investment securities                                        (3,237)
       Securities sold, not yet purchased                             (742)
                                                                   --------

          NET REALIZED LOSS ON INVESTMENTS                          (3,979)
                                                                   --------

    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:

       Investment securities                                          (830)
       Securities sold, not yet purchased                              641
                                                                   --------
                                                                      (189)
                                                                   --------
    NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
          AND SECURITIES SOLD, NOT YET PURCHASED                    (4,168)
                                                                   --------

    NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS     $(5,082)
                                                                   ========


   The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------
(IN THOUSANDS)

                                                                 AFFILIATED
                                                                  MEMBERS*        MEMBERS         TOTAL
                                                                 ----------       --------       --------

MEMBERS' CAPITAL, DECEMBER 31, 2002                               $   288         $ 23,365       $ 23,653

    Capital contributions                                              --           17,163         17,163
    Capital withdrawals                                            (2,501)          (3,509)        (6,010)
    Offering costs                                                     --              (15)           (15)
    Re-allocation of organizational costs                               1               (1)            --
    Net investment loss                                                (4)            (661)          (665)
    Net realized gain on investments                                   26            6,468          6,494
    Net change in unrealized depreciation on investments
       and securities sold, not yet purchased                          52            6,007          6,059
    Incentive allocation from affiliated member                       (15)              --            (15)
    Incentive allocation                                            2,312           (2,297)            15
                                                                  -------         --------       --------

MEMBERS' CAPITAL, DECEMBER 31, 2003                               $   159         $ 46,520       $ 46,679

    Capital contributions                                              --           31,364         31,364
    Capital withdrawals                                              (126)         (18,781)       (18,907)
    Net investment loss                                                (2)            (912)          (914)
    Net realized loss on investments                                   (8)          (3,971)        (3,979)
    Net change in unrealized depreciation on investments
       and securities sold, not yet purchased                          (3)            (186)          (189)
    Incentive allocation                                              126             (126)            --
                                                                  -------         --------       --------

MEMBERS' CAPITAL, DECEMBER 31, 2004                               $   146         $ 53,908       $ 54,054
                                                                  =======         ========       ========


* The Affiliated Members are BACAP Advisory Partners, LLC and Banc of America Capital Management, LLC.

        The accompanying notes are an integral part of these statements.

BACAP OPPORTUNITY STRATEGY, LLC

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following represents the ratios to average net assets and other supplemental information for each of the periods presented:

                                                                                                    OCTOBER 1, 2002
                                                                                                   (COMMENCEMENT OF
                                                    YEAR ENDED              YEAR ENDED            OPERATIONS) THROUGH
                                                 DECEMBER 31, 2004**     DECEMBER 31, 2003**      DECEMBER 31, 2002**
                                                 -------------------     -------------------      -------------------
  Net assets, end of period (000)                     $ 54,054                 $ 46,679                   $23,653
  Ratio of net investment income/
       (loss) to average net assets*                    (1.48%)                  (1.76%)                   (2.25%)
  Ratio of expenses to average net
       assets, net of waivers (excluding
       organizational and interest
       expenses)*                                       (2.30%)                  (2.30%)                   (2.30%)
  Ratio of expenses to average net
       assets, net of waivers *                         (2.32%)                  (2.35%)                   (3.23%)
  Ratio of expenses to average net
       assets, gross of waivers *                       (3.14%)                  (3.78%)                   (7.33%)
  Ratio of Incentive Allocation to
       average net assets                                0.20%                    5.99%                        0%
  Portfolio turnover ratio                                342%                     413%                      273%
  Total return (excluding Incentive
       Allocation) ***                                  (8.40%)                  38.40%                    (0.51%)
  Total return (including Incentive
       Allocation) ****                                 (8.40%)                  30.72%                    (0.51%)

           * Ratios are annualized and reflect the re-allocation of organizational expenses to all Members. Average net assets are calculated using month end net assets prior to any withdrawals which may have occurred at the end of the month, averaged over the period.
           ** Net investment income/(loss) ratio, expenses to average net assets ratio and total return are calculated for the Members as a whole. An individual Member's return may vary from this return based on the timing of capital transactions.
           *** Total return is net of all fees including performance based fees but excluding the Incentive Allocation.
           **** Total return is net of all fees including performance based fees and the Incentive Allocation.

  The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

    1.   ORGANIZATION


         BACAP Opportunity Strategy, LLC (the "Fund") was organized as a limited liability company under the laws of the State of Delaware in March 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, closed-end management investment company. The Fund's term is perpetual unless the Fund is otherwise terminated in accordance with the terms of the First Amended and Restated Limited Liability Company Agreement (the "Agreement")
         dated as of June 27, 2003. The Fund's investment objective is to achieve long-term capital appreciation. It pursues this objective by investing its assets primarily in long and short positions in securities of (i) companies engaged in developing, producing or delivering technology related products or services; (ii) companies that may benefit from, or be disadvantaged by, technology related products or services and (iii) companies that derive significant revenues from businesses that may be affected by technological events and advances. The Fund's portfolio of securities in the technology area is expected to consist primarily of equity securities of both U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         The Board of Managers of the Fund ("Board of Managers") provides broad oversight over the operations and affairs of the Fund. BACAP Advisory Partners, LLC (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Fund and is responsible for managing the Fund's investment activities pursuant to an investment advisory agreement. BACAP Distributors, LLC (the "Distributor") is the managing member and controlling person of the Adviser. Alkeon Capital Management, LLC, a member of the Adviser, has been retained to serve as the Fund's sub-adviser and provides day-to-day investment management services to the Fund, subject to the general supervision of the Adviser.

         The acceptance of initial and additional capital contributions from members of the Fund ("Members") is subject to approval by the Board of Managers. The Board of Managers has delegated this responsibility to the Distributor provided that the Distributor reviews applicable subscription documentation and determines that the prospective Members satisfy applicable eligibility requirements to become Members. The interests of Members are represented by limited liability company interests ("Interests"). The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. Such repurchases are made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Fund offer to repurchase Interests from Members twice each year, effective as of June 30 and December 31 of each year. The Fund can be dissolved if a Member's written request made in accordance with the Agreement to liquidate their entire interest has not been repurchased by the Fund within two years from the date of request.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates for income and expense accruals and valuation of certain securities utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  PORTFOLIO VALUATION

         Domestic exchange traded securities (other than equity securities traded primarily on the NASDAQ Stock Market, Inc. ("NASDAQ") and options) are valued at their last composite sale prices on the date of valuation as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by the principal exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by such exchange.

         Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities.

         Securities traded primarily on NASDAQ are valued at the NASDAQ official closing price ("NOCP") (which is the last trade price at or before 4:00 p.m. (Eastern Standard Time) adjusted up to NASDAQ's best bid price if the last trade price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price.) If no NOCP is available, the security is valued at the last sale price on the NASDAQ prior to the calculation of the net assets of the Fund. If no sale is shown on NASDAQ, the bid price is used. If no sale is shown and no bid or ask price is available, the price will be deemed "stale" and the value will be determined by, or in accordance with, the fair valuation procedures set forth by the Board of Managers.

         Exchange traded options are generally valued at their latest reported sales price as reported by the exchange. Over the counter options are generally valued using the mean between the latest bid or ask prices.

         Debt securities are valued in accordance with the procedures described above. Alternatively, debt securities may be valued by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         and/or the Valuation Committee established by the Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost.

         Shares of open-end investment companies held in the Fund's portfolio will be valued at the latest NAV reported by the investment company.

         If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or in accordance with the procedures adopted by the Board of Managers.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. (Greenwich Mean Time). Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Fund is determined. When, in the judgment of the Fund's adviser or sub-adviser, an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or in accordance with procedures adopted by the Board of Managers.

         B.  SECURITIES TRANSACTIONS AND INVESTMENT INCOME

         Securities transactions, including related revenue and expenses, are recorded on trade-date. Dividends are recorded on ex-dividend date. Interest income and expense are recorded on an accrual basis. Realized gains and losses are computed based on the specific identification of securities sold.

         C.  CASH AND CASH EQUIVALENTS

         The Fund treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2004, $2,027,586 in cash equivalents was invested in a PNC Bank Money Market Deposit Account.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.   INCOME TAXES

         The Fund is a limited liability company and has elected to be treated as a partnership for Federal income tax purposes. No provision for the payment of Federal, state or local income taxes on the profits of the Fund has been made. The Members are individually liable for the income taxes on their share of the Fund's income.

         E.   INDEMNIFICATIONS

         Under the Fund's organizational documents, its officers and members of the Board of Managers are indemnified against certain liabilities arising from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


    3.   MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS

         In consideration of services provided by the Adviser, the Fund pays the Adviser a fee (the "Management Fee") computed and paid monthly at the annual rate of 1.00% of the aggregate value of outstanding Interests determined as of the last day of each month (before reduction for any repurchase of Interests or the Incentive Allocation (as defined below).

         The Fund's portfolio transactions may be executed by Banc of America Securities, LLC and Mainsail Group, LLC, brokerage firms affiliated with the Adviser and Alkeon Capital Management, LLC, respectively. During the year ended December 31, 2004, Banc of America Securities LLC and Mainsail Group LLC earned $24,858 and $117,077, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Fund. These commissions are 1.45% and 6.85%, respectively of total commissions paid by the Fund during the year.

         The Adviser serves as the Special Advisory Member (the "Special Advisory Member") of the Fund. In such capacity, the Adviser is entitled to receive a performance-based incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member, generally computed as of the end of each calendar year, of 20% of the net profits allocated to the Member. The Incentive Allocation will apply only to net profits allocable to the Member for the applicable period that exceed previously allocated net losses. During the year ended December 31, 2004, an Incentive Allocation of $125,746 was made to the Adviser. Alkeon Capital Management, LLC, as a non-managing member

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS (CONTINUED)

         of the Adviser, has a right to participate in the revenues of the Adviser, including the Incentive Allocation.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" (as defined by the Act) of the Fund, receives an annual retainer of $6,000 plus $1,000 for each Board or committee meeting attended, other than any committee meeting conducted on the same day as or within one day of a meeting of the Board of Managers. All non-interested Managers are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Fund's assets. PFPC Inc. serves as the Administrator, Investor Services and Accounting Agent to the Fund and in that capacity provides certain administration, accounting, record keeping, tax and investor related services. PFPC Inc. has waived $2,500 of its fees for the year ended December 31, 2004.

         The Adviser has entered into an agreement with the Fund to waive its fees or absorb Fund expenses to the extent necessary to limit the total annual ordinary operating expenses of the Fund to 2.30%, excluding incentive allocations and interest expense. In consideration for the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser in excess of the expense limitation, for a period not to exceed three years from the end of the fiscal year in which the expense was incurred, and will reimburse the Adviser such amounts to the extent that such reimbursement would not cause the Fund to exceed the expense limitation in effect at the time of recovery. At December 31, 2004, the amount potentially recoverable is $1,191,532, representing an increase of $506,209 from December 31, 2003, which relates to the waiver from the Adviser for the year ended December 31, 2004.

         With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Fund for serving as Trustee or Officer of the Fund. Effective October 1, 2004, the Board of Managers appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer.

    4.   SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2004, amounted to $250,265,172, and $227,087,390, respectively.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    4.   SECURITIES TRANSACTIONS (CONTINUED)

         At  December  31,  2004,  the  aggregate  cost for  Federal  income tax purposes of investments and securities sold, not yet purchased is $58,079,259 and $16,697,177, respectively. For Federal income tax purposes, at December 31, 2004, the accumulated net unrealized appreciation on investments was $4,198,919, consisting of $6,402,348 gross unrealized appreciation and $2,203,429 gross depreciation.

    5.   SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.0875%. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2004, the Fund had no outstanding margin borrowings. For the year ended December 31, 2004, the average daily amount of such borrowings was $525,569 and the daily average interest rate was 1.73%.

    6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, but not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital. There were no transactions in forward contracts during the year ended December 31, 2004.

         The Fund maintains cash in bank deposit accounts, which, at times, may exceed Federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby create a liability to purchase such securities in the market at prevailing prices.

         Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to purchase such securities may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         A risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value. During the year ended December 31, 2004, there were no transactions in written options.

    7.   LITIGATION EVENT

         The events described below have not directly impacted the Fund or had any material adverse effect on its financial position or results of operations.

         On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against a hedge fund and its managers in connection with an investigation into alleged improper mutual fund trading practices with certain families of mutual funds, including the Nations Funds family, for which the Distributor serves as distributor. The Distributor is also the parent of the Adviser. Specifically, the NYAG alleged that the hedge fund and its managers engaged in activities that it characterized as "market timing" and also "late trading."

         On March 15, 2004, Bank of America Corporation reached agreements in principle with the NYAG and the Securities and Exchange Commission (the "SEC") over matters related to late trading and market timing of mutual funds. To settle these matters, on February 9, 2005, the Distributor and its affiliates, Bank of America Capital Management, LLC and Banc of America Securities, LLC, entered into an Assurance of

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    7.   LITIGATION EVENT (CONTINUED)

         Discontinuance with the NYAG and consented to the entry of a cease-and-desist order by the SEC. These settlements contain substantially the same terms and conditions outlined in the agreements in principle.

         Since September 5, 2003, a number of lawsuits have been filed in connection with these circumstances. The Distributor, as well as a former President and Manager of the Fund, certain officers of the Fund and affiliates of the Adviser and BACAP Distributors, LLC, among others, are named as defendants in some of these lawsuits in connection with their relationships with the Nations Funds. More than 200 cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

         On April 1, 2004, Bank of America Corporation acquired FleetBoston Financial Corporation ("Fleet"). As a result of this acquisition,
         Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In March 2004, Fleet reached agreements in principle with the NYAG and the SEC relating to these matters. To settle these matters, on February 9, 2005, CMA and CFDI entered into an Assurance of Discontinuance with the NYAG and consented to the entry of a cease-and-desist order by the SEC, each of which contains substantially the same terms and conditions outlined in the agreements in principle.

         The settlements with the SEC are available on the SEC's website at HTTP://WWW.SEC.GOV. The settlements with the NYAG are available as part of the Bank of America Corporation Form 8-K filing of February 10, 2005.

BACAP OPPORTUNITY STRATEGY, LLC

FUND GOVERNANCE (UNAUDITED)
--------------------------------------------------------------------------------

The identity of the Managers and Officers of BACAP Opportunity Strategy, LLC and brief biographical information regarding each Manager and officer during the past five years is set forth below.

                                                                                    NUMBER OF
                                                                                    FUNDS IN
                                        TERM OF                                       FUND
                          POSITION     OFFICE AND                                    COMPLEX
                          HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN    OTHER DIRECTORSHIPS HELD BY
 NAME, ADDRESS AND AGE    THE FUND    TIME SERVED    DURING THE PAST FIVE YEARS    BY MANAGER             MANAGER
---------------------------------------------------------------------------------------------------------------------------
                                                    INDEPENDENT MANAGERS
---------------------------------------------------------------------------------------------------------------------------
Thomas W. Brock          Manager      Indefinite    Adjunct Professor, Columbia         3       Blythedale Children's
600 Mamaroneck Ave.                   term;         University Graduate School                  Hospital; WestHab; BACAP
Suite 431                             Manager       of Business since September                 Alternative Multi-Strategy
Harrison, NY 10528                    since 2002    1998; Chairman, CEO, Salomon                Fund, LLC; Columbia
Age:  57                                            Brothers Asset Management,                  Management Multi-Strategy
                                                    Inc. from 1993 to 1998                      Hedge Fund, LLC

Alan Brott               Manager      Indefinite    Consultant, since October           3       BACAP Alternative
6 Mandy Court                         term;         1991; Associate Professor,                  Multi-Strategy Fund, LLC;
Croton-on-Hudson, NY                  Manager       Columbia University Graduate                Columbia Management
10520                                 since 2003    School of Business, since                   Multi-Strategy Hedge Fund,
Age:  62                                            2000; Adjunct Professor,                    LLC
                                                    Columbia University Graduate
                                                    School of Business from 1992
                                                    to 2000; Adjunct Professor,
                                                    New York University, 1999 to
                                                    present

Thomas G. Yellin         Manager      Indefinite    President, PJ Productions           3       BACAP Alternative Multi-
ABC News                              term;         since 2003; Executive                       Strategy Fund, LLC;
125 West End Avenue                   Manager       Producer, ABC News from 1989                Columbia Management
4th Floor                             since 2002    to 2002                                     Multi-Strategy Hedge Fund,
New York, NY 10023                                                                              LLC
Age:  51

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                          POSITION HELD WITH     TERM OF OFFICE AND                PRINCIPAL OCCUPATION(S) DURING THE PAST
 NAME, ADDRESS AND AGE         THE FUND         LENGTH OF TIME SERVED                              FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Mary Joan Hoene          Senior Vice           Indefinite term;           Senior Vice President and Chief Compliance Officer of the
100 Federal Street       President and Chief   Officer since 2004         Columbia Funds, the Galaxy Fund, Nations Funds and of the
Boston, Massachusetts    Compliance                                       Liberty All-Star Funds since August 2004 and the BACAP
Age: 55                  Officer                                          Registered Hedge Funds and Columbia Management
                                                                          Multi-Strategy Hedge Fund since October 2004 (formerly
                                                                          Partner, Carter, Ledyard & Milburn LLP from January 2001
                                                                          to August 2004; Counsel, Carter, Ledyard & Milburn LLP
                                                                          from November 1999 to December 2000; Vice President and
                                                                          Counsel, Equitable Life Assurance Society of the United
                                                                          States from April 1998 to November 1999).

Lawrence R. Morgenthal   President             1 year term; President     Managing Director, Banc of America Capital Management, LLC
40 West 57th Street                            since 2002                 since 2002; Senior Managing Director, Weiss, Peck & Greer
New York, NY 10019                                                        (an investment firm) from 1998 to 2002.
Age:  37

Eric Pisauro             Treasurer             1 year term; Treasurer     Director, Fund Administration and Operations, Alternative
40 West 57th Street                            since 2004                 Investment Group, Bank of America since August 2004;
New York, NY 10019                                                        Accounting Director of Alternative Investments, PFPC Inc.,
Age:  36                                                                  September 2001 to July 2004; Vice President and Controller
                                                                          of Quantitative Financial Strategies, Inc. (a currency
                                                                          hedge fund manager), May 1993 to September 2001.

Patti Stoll              Vice-President        1 year term;               Managing Director, Product and Platform Management,
100 Federal Street                             Vice-President since       Alternative Investment Group, Bank of America Corporation,
Boston, MA 02110                               2004                       since April 2004; Managing Director, Alternative
Age:  49                                                                  Investments Group, FleetBoston Financial, 1999 to 2004.

David Rozenson           Secretary             1 year term; Secretary     Associate General Counsel, Bank of America Corporation,
One Financial Center                           since 2004                 since April 2004; Senior Counsel, FleetBoston Financial,
Boston, MA 02111                                                          1996 to 2004; Associate General Counsel, Columbia
Age:  50                                                                  Management Group, since November, 2002; Secretary of the
                                                                          Columbia Funds and of the Liberty All-Star Funds, since
                                                                          December, 2003.

The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (646) 313-8890, collect calls accepted.

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Mr. Alan Brott is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $61,000 for 2003 and $46,000 for 2004.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2004.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $17,500 for 2003 and $18,000 for 2004.

All Other Fees
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $2,500 for 2003 and $0 for 2004. In 2003, the principal accountant performed a review of a partnership agreement.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             Before  the   accountant  is  engaged  by  the  Registrant  or  its
             subsidiaries to render audit or non-audit services, the engagement is approved by the Registrant's Audit Committee.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0%

                           (c) 0%

                           (d) 0%

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 (except for fees on tax services as described above) and $14.7 million, respectively, for year ended December 31, 2003 and $0 (except for fees on tax services described above) and $34.2 million, respectively, for year ended December 31, 2004.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

The Fund has approved the proxy voting policy of Alkeon Capital Management LLC as the policy and procedures used to vote proxies on behalf of the Fund. The proxy voting policy of Alkeon Capital Management LLC is set forth below.

                         ALKEON CAPITAL MANAGEMENT, LLC
                         ------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES
                      ------------------------------------


                               As of June 30, 2003

I.   POLICY


Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Alkeon Capital Management, LLC ("Alkeon") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.



II.  PROXY VOTING PROCEDURES


          (a) All proxies received by Alkeon will be sent to Alkeon's Compliance Officer, currently Greg Boye. The Compliance Officer will:

(1)  Keep a record of each proxy received;



(2)  Determine if there are any routine proposals and vote them accordingly (see
     Section III). If there are non-routine proposals, the Compliance Officer will then forward the proxy to the Portfolio Manager or Analyst responsible for that given security;



(3) Determine which accounts managed by Alkeon hold the security to which the proxy relates;



(4) Provide the Portfolio Manager or Analyst with the date by which Alkeon must vote the proxy in order to allow enough time for the completed proxy to be submitted to the issuer prior to the vote taking place.



(5) Absent material conflicts (see Section IV), the Portfolio Manager or Analyst will determine how Alkeon should vote the proxy. The Portfolio Manager or Analyst will send his or her decision on how Alkeon will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and entering the vote information in the ADP ProxyEdge system, or mailing the proxy in a timely manner if ADP ProxyEdge is not available.

III. VOTING GUIDELINES

In the absence of specific voting guidelines from the client, Alkeon will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Alkeon believes that voting proxies in accordance with the following guidelines is in the best interest of its clients.

          o Generally, Alkeon will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated) and selection of auditors.

          o Generally, Alkeon will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be over represented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

          o Alkeon has determined that in most cases it will vote for the expensing of stock options as the consensus feeling is that options are an actual expense of a given issuer unless in extraordinary circumstances approved by the Compliance Officer.

For other proposals, Alkeon shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

          (1) whether the proposal was recommended by management and Alkeon's opinion of management;

          (2)  whether the proposal acts to entrench existing management; and

          (3) whether the proposal fairly compensates management for past and future performance.

IV. CONFLICTS OF INTEREST


     (1) The Compliance Officer will identify any conflicts that exist between the interest of Alkeon and its clients. This examination will include a review of the relationship of Alkeon and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer or its management is a client of Alkeon or an affiliate of Alkeon or has some other relationship with Alkeon or a client of Alkeon. Examples of conflicts would be voting on any security of Bank of America or Fahnstock, as Alkeon manages funds sponsored by both entities.

     (2) If a material conflict exists, the Compliance Officer will determine whether voting in accordance with the voting guidelines and factors described above is in the best interest of the client. The Compliance Officer will ensure that all proposals are voted in the best interest of the client by having all material conflicts reviewed by a proxy voting committee consisting of the Compliance Officer and two Portfolio Managers.

V. DISCLOSURE


          (a) Alkeon will disclose in its Form ADV Part II that clients may contact the Compliance Officer via e-mail at gboye@alkeoncapital.com or telephone at (212) 389-8704 in order to obtain information on how Alkeon voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a report to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Alkeon voted the client's proxy.



          (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Alkeon's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI. RECORDKEEPING


The Compliance Officer will maintain files relating to Alkeon's proxy voting procedures in Alkeon's office at 350 Madison Avenue, 9th Floor, New York, NY 10017. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Alkeon. Records of the following will be included in the files:



          (a) Copies of these proxy voting policies and procedures, and any amendments thereto.



          (b) A copy of each proxy statement that Alkeon receives, provided however that Alkeon may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.



          (c)  A record of each vote that Alkeon casts on behalf of clients.



          (d) A copy of each written client request for information on how Alkeon voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Alkeon voted its proxies.



          (e) A copy of any document Alkeon created that was material to making a decision how to vote proxies, or that memorializes the basis for decision.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2)    Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)    Not applicable.


   (b)       Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) BACAP Opportunity Strategy, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Larry Morgenthal
                           -----------------------------------------------------
                           Larry Morgenthal, President
                           (principal executive officer)

Date     March 9, 2005
         -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Larry Morgenthal
                           -----------------------------------------------------
                           Larry Morgenthal, President
                           (principal executive officer)

Date     March 9, 2005
         -----------------------------------------------------------------------


By (Signature and Title)*  /s/ Eric Pisauro
                           -----------------------------------------------------
                           Eric Pisauro, Treasurer
                           (principal financial officer)

Date     March 9, 2005
         -----------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.